Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment
3.	Property and Equipment

Property and equipment consist of the following:

	June 30, 2012	December 31, 2011
Leasehold improvements	$7,279	$7,279
Furniture and equipment	191,765	184,965

Property and equipment, gross	199,044	192,244
Accumulated depreciation	(177,014)	(164,418)

Net property and equipment	$22,030	$27,826

Depreciation expense was $4,538 and $8,059 for the three month periods ended June 30, 2012 and 2011, respectively, and $12,596 and $19,656 for the six month periods ended June 30, 2012 and 2011, respectively.

3.	Property and Equipment

Property and equipment consist of the following at December 31,

	2011	2010
Leasehold improvements	$7,279	$7,279
Furniture and equipment	184,965	184,965

	$192,244	$192,244
Accumulated depreciation	(164,418)	(128,646)

Net property and equipment	$27,826	$63,598

Depreciation expense was $35,771 and $59,758 for the years ended December 31, 2011 and 2010, respectively.